UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      November 15, 2004
     ------------------------      ----------------------- -----------------



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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   22
                                               -------------

Form 13F Information Table Value Total:             $179,050
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE





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                                                       FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- -------- --------- --------------------------
CENTRAL EUROPEAN MEDIA ENTRP    G20045202   CL A NEW   27,664  975,444  SH        SOLE      NO     975,444
EVEREST RE GROUP LTD            G3223R108   COM           223    3,000  SH        SOLE      NO       3,000
IPC HLDGS LTD                   G4933P101   ORD           456   12,000  SH        SOLE      NO      12,000
RENAISSANCERE HOLDINGS LTD      G7496G103   COM           361    7,000  SH        SOLE      NO       7,000
BERKSHIRE HATHAWAY INC DEL      084670108   CL A        3,119       36  SH        SOLE      NO          36
BERKSHIRE HATHAWAY INC DEL      084670207   CL B          296      103  SH        SOLE      NO         103
BLOCK H & R INC                 093671105   COM         2,668   53,977  SH        SOLE      NO      53,977
CARMAX INC                      143130102   COM        15,790  732,700  SH        SOLE      NO     732,700
CLIFTON SVGS BANCORP INC        18712Q103   COM         1,115   95,647  SH        SOLE      NO      95,647
CLOSURE MED CORP                189093107   COM           164   11,500  SH        SOLE      NO      11,500
COCA COLA CO                    191216100   COM        13,889  346,800  SH        SOLE      NO     346,800
DEVRY INC DEL                   251893103   COM         6,559  316,700  SH        SOLE      NO     316,700
DOVER MOTORSPORTS INC           260174107   COM         3,560  829,870  SH        SOLE      NO     829,870
GOLDEN WEST FINL CORP DEL       381317106   COM        21,480  193,600  SH        SOLE      NO     193,600
INTERNATIONAL SPEEDWAY CORP     460335201   CL A          304    6,086  SH        SOLE      NO       6,086
MOHAWK INDS INC                 608190104   COM        16,045  202,100  SH        SOLE      NO     202,100
MOODYS CORP                     615369105   COM         7,765  106,000  SH        SOLE      NO     106,000
NORTH FORK BANCORPORATION NY    659424105   COM           400    9,000  SH        SOLE      NO       9,000
PROGRESSIVE CORP OHIO           743315103   COM        35,959  424,300  SH        SOLE      NO     424,300
SCRIPPS E W CO OHIO             811054204   CL A        5,973  125,000  SH        SOLE      NO     125,000
TJX COS INC NEW                 872540109   COM           375   17,000  SH        SOLE      NO      17,000
WALGREEN CO                     931422109   COM        14,887  415,500  SH        SOLE      NO     415,500

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